UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05547
The Laudus Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
The Laudus Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 1. Schedule of Investments.

Laudus Trust
Laudus Mondrian International Equity Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.6%	Common Stock	118,894,462	156,235,230
0.5%	Other Investment Company	837,609	837,609

99.1%	Total Investments	119,732,071	157,072,839
0.9%	Other Assets and Liabilities, Net		1,453,390

100.0%	Net Assets		158,526,229

	Number	Value
Security	of Shares	($)

Common Stock 98.6% of net assets

Australia 2.6%

Insurance 2.6%
AMP Ltd.	418,228	2,090,658
QBE Insurance Group Ltd.	194,872	1,995,933

		4,086,591

China 1.3%

Telecommunication Services 1.3%
China Mobile Ltd.	216,500	2,102,808

France 11.4%

Capital Goods 2.6%
Compagnie de Saint-Gobain	73,795	4,163,675

Energy 3.0%
Total S.A.	66,640	4,821,381

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi	47,142	5,010,699

Telecommunication Services 2.6%
Orange S.A.	259,370	4,103,833

		18,099,588

Germany 8.4%

Automobiles & Components 1.5%
Daimler AG - Reg’d	24,740	2,311,076

Software & Services 2.1%
SAP AG	43,875	3,380,775

Telecommunication Services 3.1%
Deutsche Telekom AG - Reg’d	279,365	4,899,787

Utilities 1.7%
RWE AG	63,791	2,735,875

		13,327,513

Israel 3.3%

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Teva Pharmaceutical Industries Ltd. ADR	100,900	5,289,178

Italy 3.1%

Energy 3.1%
Eni S.p.A.	181,910	4,975,179

Japan 16.2%

Food & Staples Retailing 2.1%
Seven & i Holdings Co., Ltd.	77,600	3,270,824

Household & Personal Products 3.3%
Kao Corp.	134,600	5,301,053

Insurance 2.4%
Tokio Marine Holdings, Inc.	117,300	3,860,781

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Takeda Pharmaceutical Co., Ltd.	97,400	4,520,601

Semiconductors & Semiconductor Equipment 1.2%
Tokyo Electron Ltd.	28,400	1,935,582

Technology Hardware & Equipment 2.8%
Canon, Inc.	134,900	4,408,800

Telecommunication Services 1.5%
NTT DOCOMO, Inc.	136,800	2,335,285

		25,632,926

Netherlands 4.8%

Food & Staples Retailing 2.9%
Koninklijke Ahold N.V.	240,849	4,516,180

Media 1.9%
Reed Elsevier N.V.	131,668	3,023,523

		7,539,703

Singapore 3.9%

Banks 1.9%
United Overseas Bank Ltd.	165,927	3,000,414

Telecommunication Services 2.0%
Singapore Telecommunications Ltd.	1,006,000	3,109,236

		6,109,650

Spain 8.7%

Banks 2.1%
Banco Santander S.A.	325,078	3,396,823

Telecommunication Services 3.1%
Telefonica S.A.	283,026	4,858,946

 1

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 3.5%
Iberdrola S.A.	728,423	5,572,097

		13,827,866

Switzerland 12.5%

Capital Goods 3.2%
ABB Ltd. - Reg’d *	222,922	5,129,509

Food, Beverage & Tobacco 3.1%
Nestle S.A. - Reg’d	63,646	4,931,732

Insurance 2.9%
Zurich Insurance Group AG *	14,998	4,517,188

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Novartis AG - Reg’d	58,207	5,271,130

		19,849,559

Taiwan 1.8%

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	658,154	2,785,007

United Kingdom 20.6%

Energy 6.8%
BP plc	574,668	5,060,479
Royal Dutch Shell plc, Class A	137,911	5,694,356

		10,754,835

Food & Staples Retailing 3.1%
Tesco plc	1,022,054	4,967,370

Food, Beverage & Tobacco 3.3%
Unilever plc	115,553	5,237,956

Pharmaceuticals, Biotechnology & Life Sciences 3.0%
GlaxoSmithKline plc	179,597	4,781,802

Telecommunication Services 1.3%
Vodafone Group plc	585,143	1,955,711

Utilities 3.1%
National Grid plc	341,186	4,911,988

		32,609,662

Total Common Stock
(Cost $118,894,462)		156,235,230

Other Investment Company 0.5% of net assets

United States 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	837,609	837,609

Total Other Investment Company
(Cost $837,609)		837,609

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $123,862,098 and the unrealized appreciation and depreciation were $35,298,834 and ($2,088,093), respectively, with a net unrealized appreciation of $33,210,741.

At 06/30/14, the values of certain foreign securities held by the fund aggregating $150,946,052 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
Reg’d —	Registered

AUD —	Australian dollar
USD —	U.S. dollar

In addition to the above, the fund held the following at 06/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2014	State Street Bank London	AUD	544,000	USD	511,902	923
07/31/2014	State Street Bank London	USD	3,974,296	AUD	4,223,500	(74,189)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(73,266)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

 3

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$150,946,052	$—	$150,946,052
Israel[1]	5,289,178	—	—	5,289,178
Other Investment Company[1]	837,609	—	—	837,609

Total	$6,126,787	$150,946,052	$—	$157,072,839

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$923	$—	$923

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($74,189)	$—	($74,189)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $5,387,361 from Level 1 to Level 2 for the period ended June 30, 2014. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 securities during the period.

4

 Laudus Mondrian International Equity Fund

Portfolio Holdings (Unaudited) continued

The fund invested in forward foreign currency exchange contracts during the period ended June 30, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60667JUN14-00

 5

Laudus Trust
Laudus Mondrian Emerging Markets Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

92.5%	Common Stock	125,809,382	144,134,622
3.8%	Preferred Stock	7,094,483	5,942,395
3.6%	Other Investment Company	5,614,573	5,614,573

99.9%	Total Investments	138,518,438	155,691,590
0.1%	Other Assets and Liabilities, Net		199,172

100.0%	Net Assets		155,890,762

	Number	Value
Security	of Shares	($)

Common Stock 92.5% of net assets

Brazil 7.2%

Energy 0.0%
Petroleo Brasileiro S.A. ADR	3,300	51,612

Materials 0.5%
Vale S.A. ADR	61,800	817,614

Software & Services 1.1%
Cielo S.A.	82,060	1,689,853

Transportation 3.7%
CCR S.A.	407,400	3,318,941
EcoRodovias Infraestrutura e Logistica S.A.	346,100	2,371,556

		5,690,497

Utilities 1.9%
CPFL Energia S.A. ADR	164,400	2,992,080

		11,241,656

Chile 2.3%

Utilities 2.3%
Enersis S.A. ADR	213,700	3,600,845

China 16.0%

Capital Goods 1.8%
Beijing Enterprises Holdings Ltd.	287,000	2,716,708

Energy 1.3%
China Shenhua Energy Co., Ltd., Class H	699,500	2,020,704

Health Care Equipment & Services 2.2%
Mindray Medical International Ltd. ADR	110,900	3,493,350

Household & Personal Products 1.7%
Hengan International Group Co., Ltd.	256,500	2,701,092

Retailing 2.4%
Belle International Holdings Ltd.	3,431,392	3,807,804

Telecommunication Services 3.5%
China Mobile Ltd.	559,500	5,434,277

Utilities 3.1%
China Resources Power Holdings Co., Ltd.	1,698,000	4,828,253

		25,002,188

India 8.1%

Banks 2.5%
Axis Bank Ltd.	70,676	2,256,030
Housing Development Finance Corp., Ltd.	99,621	1,644,742

		3,900,772

Capital Goods 1.0%
Larsen & Toubro Ltd.	53,135	1,504,673

Energy 2.1%
Cairn India Ltd.	530,473	3,219,480

Software & Services 2.5%
Infosys Ltd.	36,453	1,966,545
Infosys Ltd. ADR	36,600	1,967,982

		3,934,527

		12,559,452

Indonesia 4.0%

Banks 2.8%
PT Bank Mandiri (Persero) Tbk	2,654,400	2,174,049
PT Bank Rakyat Indonesia (Persero) Tbk	2,443,400	2,128,961

		4,303,010

Utilities 1.2%
PT Perusahaan Gas Negara (Persero) Tbk	4,118,400	1,935,588

		6,238,598

Kazakhstan 1.2%

Energy 1.2%
KazMunaiGas Exploration Production JSC GDR	115,539	1,845,158

Malaysia 4.8%

Banks 2.9%
AMMB Holdings Berhad	2,021,100	4,482,433

Consumer Services 1.4%
Genting Malaysia Berhad	1,703,100	2,227,904

 1

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.5%
Tenaga Nasional Berhad	216,400	822,107

		7,532,444

Mexico 7.4%

Banks 1.9%
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B ADR	219,100	2,909,648

Real Estate 3.9%
Fibra Uno Administracion S.A. de C.V.	1,754,900	6,123,584

Telecommunication Services 1.6%
America Movil S.A.B. de C.V., Series L ADR	120,600	2,502,450

		11,535,682

Peru 1.8%

Banks 1.8%
Credicorp Ltd.	18,494	2,875,262

Philippines 2.8%

Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	64,500	4,346,010

Republic of Korea 7.3%

Automobiles & Components 3.5%
Hyundai Mobis	19,440	5,459,585

Semiconductors & Semiconductor Equipment 3.8%
Samsung Electronics Co., Ltd.	4,492	5,866,321

		11,325,906

Russia 4.6%

Banks 2.0%
Sberbank of Russia ADR	305,989	3,111,908

Energy 2.6%
Gazprom OAO ADR	458,974	3,999,959

		7,111,867

South Africa 4.7%

Capital Goods 1.9%
Bidvest Group Ltd.	108,553	2,884,955

Food, Beverage & Tobacco 2.2%
SABMiller plc	60,043	3,481,617

Retailing 0.6%
Woolworths Holdings Ltd.	126,017	926,318

		7,292,890

Taiwan 7.3%

Semiconductors & Semiconductor Equipment 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,495,719	6,329,200

Technology Hardware & Equipment 1.1%
Asustek Computer, Inc.	151,000	1,687,566

Telecommunication Services 2.2%
Taiwan Mobile Co., Ltd.	1,095,000	3,388,524

		11,405,290

Thailand 2.9%

Energy 2.9%
PTT PCL	461,700	4,523,821

Turkey 4.5%

Energy 2.6%
Tupras-Turkiye Petrol Rafinerileri A/S	169,369	3,951,421

Telecommunication Services 1.9%
Turk Telekomunikasyon A/S	1,043,520	3,015,429

		6,966,850

United Kingdom 3.1%

Food, Beverage & Tobacco 3.1%
Unilever plc	105,726	4,792,503

United States 2.5%

Consumer Services 2.5%
Yum! Brands, Inc.	48,500	3,938,200

Total Common Stock
(Cost $125,809,382)		144,134,622

Preferred Stock 3.8% of net assets

Brazil 3.8%

Energy 1.6%
Petroleo Brasileiro S.A.	316,400	2,475,925

Materials 2.2%
Vale S.A. ADR	291,300	3,466,470

Total Preferred Stock
(Cost $7,094,483)		5,942,395

Other Investment Company 3.6% of net assets

United States 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	5,614,573	5,614,573

Total Other Investment Company
(Cost $5,614,573)		5,614,573

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $147,255,840 and the unrealized appreciation and depreciation were $13,787,482 and ($5,351,732) respectively, with a net unrealized appreciation of $8,435,750.

2

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

At 06/30/14, the values of certain foreign securities held by the fund aggregating $87,654,789 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If

 3

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

4

 Laudus Mondrian Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$—	$55,554,481	$—	$55,554,481
Brazil[1]	11,241,656	—	—	11,241,656
Chile[1]	3,600,845	—	—	3,600,845
China[1]	—	21,508,838	—	21,508,838
Health Care Equipment & Services	3,493,350	—	—	3,493,350
India[1]	—	8,624,925	—	8,624,925
Software & Services	1,967,982	1,966,545	—	3,934,527
Kazakhstan[1]	1,845,158	—	—	1,845,158
Mexico[1]	11,535,682	—	—	11,535,682
Peru[1]	2,875,262	—	—	2,875,262
Philippines[1]	4,346,010	—	—	4,346,010
Russia[1]	7,111,867	—	—	7,111,867
Thailand[1]	4,523,821	—	—	4,523,821
United States[1]	3,938,200	—	—	3,938,200
Preferred Stock
Brazil[1]	5,942,395	—	—	5,942,395
Other Investment Company[1]	5,614,573	—	—	5,614,573

Total	$68,036,801	$87,654,789	$—	$155,691,590

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

REG60664JUN14-00

 5

Laudus Trust
Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

80.3%	Government Bonds	237,322,334	254,320,360
2.7%	Government Agency Obligation	8,410,130	8,617,267
15.1%	Supranational	49,690,557	47,665,745
0.3%	Other Investment Company	835,830	835,830

98.4%	Total Investments	296,258,851	311,439,202
1.6%	Other Assets and Liabilities, Net		5,086,730

100.0%	Net Assets		316,525,932

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 80.3% of net assets

Australia 9.9%
Australia Government Bond
5.25%, 03/15/19 (AUD)	4,500,000	4,669,260
5.75%, 05/15/21 (AUD)	24,600,000	26,760,133

		31,429,393

Austria 4.4%
Austria Government Bond
6.25%, 07/15/27 (EUR)	6,750,000	14,008,519

Canada 4.2%
Canada Government International Bond
3.50%, 01/13/20 (EUR)	8,430,000	13,425,897

Finland 4.4%
Finland Government Bond
3.50%, 04/15/21 (EUR)	8,661,000	13,899,393

France 4.6%
France Government Bond OAT
5.75%, 10/25/32 (EUR)	7,000,000	14,434,167

Germany 1.7%
Bundesrepublik Deutschland
3.50%, 07/04/19 (EUR)	3,300,000	5,230,846

Japan 12.5%
Japan Government Five Year Bond
0.40%, 09/20/15 (JPY)	1,460,000,000	14,469,702
Japan Government Ten Year Bond
1.90%, 06/20/16 (JPY)	668,000,000	6,829,927
1.00%, 09/20/21 (JPY)	80,000,000	828,393
Japan Government Thirty Year Bond
2.40%, 12/20/34 (JPY)	1,080,000,000	12,442,894
1.70%, 03/20/44 (JPY)	500,000,000	4,955,254

		39,526,170

Mexico 4.6%
Mexico Government Bond
6.50%, 06/10/21 (MXN)	170,000,000	14,102,708
7.50%, 06/03/27 (MXN)	6,150,000	538,937

		14,641,645

Netherlands 4.5%
Netherlands Government Bond
5.50%, 01/15/28 (EUR)	7,193,490	14,198,962

New Zealand 3.9%
New Zealand Government Bond
6.00%, 12/15/17 (NZD)	5,800,000	5,407,380
5.50%, 04/15/23 (NZD)	7,500,000	7,085,659

		12,493,039

Poland 7.8%
Poland Government Bond
5.50%, 10/25/19 (PLN)	39,000,000	14,387,981
5.75%, 09/23/22 (PLN)	26,500,000	10,210,933

		24,598,914

Sweden 9.9%
Sweden Government Bond
5.00%, 12/01/20 (SEK)	80,000,000	14,719,902
3.50%, 06/01/22 (SEK)	97,365,000	16,754,480

		31,474,382

United Kingdom 7.9%
United Kingdom Gilt
3.75%, 09/07/21 (GBP)	10,000,000	18,706,935
4.50%, 09/07/34 (GBP)	3,100,000	6,252,098

		24,959,033

Total Government Bonds
(Cost $237,322,334)		254,320,360

 1

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Agency Obligation 2.7% of net assets

Germany 2.7%
Kreditanstalt fuer Wiederaufbau
2.05%, 02/16/26 (JPY) (a)	750,000,000	8,617,267

Total Government Agency Obligation
(Cost $8,410,130)		8,617,267

Supranational* 15.1% of net assets

Asian Development Bank
2.35%, 06/21/27 (JPY)	950,000,000	11,124,214
European Investment Bank
1.40%, 06/20/17 (JPY)	1,290,000,000	13,260,074
European Union Notes
2.75%, 06/03/16 (EUR)	8,500,000	12,237,637
Nordic Investment Bank
1.70%, 04/27/17 (JPY)	1,070,000,000	11,043,820

Total Supranational
(Cost $49,690,557)		47,665,745

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

United States 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	835,830	835,830

Total Other Investment Company
(Cost $835,830)		835,830

End of Investments.

At 06/30/14 the tax basis cost of the fund’s investments was $298,437,684 and the unrealized appreciation and depreciation were $15,619,831 and ($2,618,313) respectively, with a net appreciation of $13,001,518.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Guaranteed by the Republic of Germany.
(b)	The rate shown is the 7-day yield.

AUD —	Australian dollar
EUR —	euro currency
GBP —	Great British pound
JPY —	Japanese yen
MXN —	Mexican peso
NZD —	New Zealand dollar
PLN —	Polish zloty
SEK —	Swedish krona
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 06/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2014	State Street Bank London	AUD	1,457,000	USD	1,371,031	17,172
07/31/2014	State Street Bank London	AUD	746,500	USD	702,453	16,696
07/31/2014	State Street Bank London	AUD	1,881,000	USD	1,770,013	31,724
07/31/2014	State Street Bank London	AUD	3,504,000	USD	3,297,249	67,472
07/31/2014	State Street Bank London	ZAR	126,551,226	AUD	12,706,000	(113,838)
07/31/2014	State Street Bank London	NZD	1,004,000	USD	876,740	2,366
07/31/2014	State Street Bank London	NZD	698,500	USD	609,963	15,519
07/31/2014	State Street Bank London	NZD	574,500	USD	501,680	18,434
07/31/2014	State Street Bank London	NZD	989,000	USD	863,641	(1,041)
07/31/2014	State Street Bank London	NZD	2,014,000	USD	1,758,719	36,508
07/31/2014	State Street Bank London	USD	29,037,716	AUD	30,858,500	(542,052)
07/31/2014	State Street Bank London	USD	16,858,032	NZD	19,305,000	(465,191)
07/31/2014	State Street Bank London	AUD	1,442,500	ZAR	14,169,750	31,405
07/31/2014	State Street Bank London	AUD	768,500	ZAR	7,531,039	18,413
07/31/2014	State Street Bank London	AUD	913,000	ZAR	9,148,397	3,037

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(863,376)

2

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 3

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$254,320,360	$—	$254,320,360
Government Agency Obligations[1]	—	8,617,267	—	8,617,267
Supranational	—	47,665,745	—	47,665,745
Other Investment Company[1]	835,830	—	—	835,830

Total	$835,830	$310,603,372	$—	$311,439,202

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$258,746	$—	$258,746

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($1,122,122)	$—	($1,122,122)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

4

 Laudus Mondrian International Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

The fund invested in forward foreign currency exchange contracts during the period ended June 30, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG60666JUN14-00

 5

Laudus Trust
Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

63.6%	Government Bonds	11,751,242	11,288,322
1.7%	Supranational	272,434	309,540
32.9%	U.S. Government Securities	5,923,823	5,830,032
0.7%	Other Investment Company	117,935	117,935

98.9%	Total Investments	18,065,434	17,545,829
1.1%	Other Assets and Liabilities, Net		188,611

100.0%	Net Assets		17,734,440

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Government Bonds 63.6% of net assets

Australia 7.8%
Australia Government Bond
5.25%, 03/15/19 (AUD)	250,000	259,403
4.50%, 04/15/20 (AUD)	465,000	470,672
5.75%, 05/15/21 (AUD)	601,000	653,774

		1,383,849

Brazil 3.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 (BRL)	400,000	166,662
10.00%, 01/01/21 (BRL)	782,000	307,145
10.00%, 01/01/23 (BRL)	580,000	222,874

		696,681

Colombia 1.5%
Colombia Government International Bond
7.75%, 04/14/21 (COP)	140,000,000	86,632
Colombian TES
7.25%, 06/15/16 (COP)	80,000,000	44,172
5.00%, 11/21/18 (COP)	97,000,000	49,934
7.00%, 05/04/22 (COP)	54,000,000	29,653
10.00%, 07/24/24 (COP)	81,000,000	53,820

		264,211

Germany 10.4%
Bundesobligation
0.50%, 10/13/17 (EUR)	10,000	13,877
0.50%, 02/23/18 (EUR)	765,000	1,060,584
Bundesrepublik Deutschland
2.50%, 01/04/21 (EUR)	150,000	230,171
3.25%, 07/04/42 (EUR)	317,000	534,236

		1,838,868

Hungary 0.4%
Hungary Government Bond
6.75%, 02/24/17 (HUF)	4,400,000	21,476
6.50%, 06/24/19 (HUF)	4,000,000	20,261
6.00%, 11/24/23 (HUF)	6,000,000	30,145

		71,882

Indonesia 1.3%
Indonesia Treasury Bond
5.25%, 05/15/18 (IDR)	1,400,000,000	108,720
5.63%, 05/15/23 (IDR)	1,130,000,000	80,468
8.38%, 03/15/34 (IDR)	470,000,000	38,139

		227,327

Japan 9.1%
Japan Government Ten Year Bond
1.50%, 03/20/15 (JPY)	17,000,000	169,561
1.40%, 03/20/18 (JPY)	57,300,000	592,535
0.80%, 09/20/20 (JPY)	33,200,000	339,193
Japan Government Thirty Year Bond
1.70%, 03/20/44 (JPY)	50,900,000	504,445

		1,605,734

Malaysia 1.5%
Malaysia Government Bond
3.31%, 10/31/17 (MYR)	380,000	117,521
4.24%, 02/07/18 (MYR)	50,000	15,880
3.42%, 08/15/22 (MYR)	330,000	98,868
3.84%, 04/15/33 (MYR)	130,000	37,529

		269,798

Mexico 2.5%
Mexico Government Bond
8.00%, 12/17/15 (MXN)	1,605,000	132,103
7.25%, 12/15/16 (MXN)	682,600	57,132
6.50%, 06/10/21 (MXN)	560,000	46,456
8.00%, 12/07/23 (MXN)	900,000	81,186
7.50%, 06/03/27 (MXN)	1,500,000	131,448

		448,325

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Peru 1.1%
Peru Government Bond
8.60%, 08/12/17 (PEN)	64,000	25,955
7.84%, 08/12/20 (PEN)	380,000	156,292
5.20%, 09/12/23 (PEN)	20,000	7,107

		189,354

Poland 2.3%
Poland Government Bond
5.50%, 04/25/15 (PLN)	300,000	101,245
5.25%, 10/25/20 (PLN)	567,000	209,018
5.75%, 09/23/22 (PLN)	270,000	104,036

		414,299

Qatar 0.8%
Qatar Government International Bond
5.25%, 01/20/20 (USD) (a)	120,000	136,944

Russia 1.8%
Russian Federal Bond - OFZ
7.50%, 03/15/18 (RUB)	3,100,000	90,012
7.60%, 04/14/21 (RUB)	7,900,000	227,059

		317,071

South Africa 1.9%
South Africa Government Bond
13.50%, 09/15/15 (ZAR)	592,900	60,046
8.00%, 12/21/18 (ZAR)	1,040,000	99,446
10.50%, 12/21/26 (ZAR)	1,220,000	133,949
6.25%, 03/31/36 (ZAR)	650,000	45,461

		338,902

Sweden 7.8%
Sweden Government Bond
3.75%, 08/12/17 (SEK)	350,000	57,420
4.25%, 03/12/19 (SEK)	4,600,000	792,667
3.50%, 06/01/22 (SEK)	2,845,000	489,565
3.50%, 03/30/39 (SEK)	285,000	50,855

		1,390,507

Thailand 0.4%
Thailand Government Bond
3.88%, 06/13/19 (THB)	1,700,000	54,151
3.63%, 06/16/23 (THB)	800,000	24,451

		78,602

Turkey 1.3%
Turkey Government Bond
9.00%, 03/08/17 (TRY)	70,000	33,767
6.30%, 02/14/18 (TRY)	170,000	75,628
7.10%, 03/08/23 (TRY)	280,000	120,136

		229,531

United Kingdom 7.8%
United Kingdom Gilt
4.00%, 09/07/16 (GBP)	25,000	45,516
3.75%, 09/07/20 (GBP)	197,000	367,619
4.25%, 12/07/27 (GBP)	500,000	973,302

		1,386,437

Total Government Bonds
(Cost $11,751,242)		11,288,322

Supranational* 1.7% of net assets

European Union Notes
2.75%, 06/03/16 (EUR)	215,000	309,540

Total Supranational
(Cost $272,434)		309,540

U.S. Government Securities 32.9% of net assets

United States 32.9%
U.S. Treasury Notes
0.25%, 01/15/15 (USD)	120,000	120,119
4.00%, 08/15/18 (USD)	157,700	174,794
1.50%, 08/31/18 (USD)	800,000	804,250
1.25%, 04/30/19 (USD)	845,000	832,457
3.63%, 08/15/19 (USD)	670,000	735,718
1.00%, 08/31/19 (USD)	242,000	233,795
2.13%, 08/31/20 (USD)	690,000	697,224
3.63%, 02/15/21 (USD)	915,000	1,007,250
2.13%, 08/15/21 (USD)	1,225,000	1,224,425

Total U.S. Government Securities
(Cost $5,923,823)		5,830,032

	Number	Value
Security	of Shares	($)

Other Investment Company 0.7% of net assets

United States 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	117,935	117,935

Total Other Investment Company
(Cost $117,935)		117,935

End of Investments.

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

At 06/30/14, the tax basis cost of the fund’s investments was $18,073,792 and the unrealized appreciation and depreciation were $341,510 and ($869,473), respectively, with a net depreciation of ($527,963).

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $136,944 or 0.8% of net assets.
(b)	The rate shown is the 7-day yield.

AUD —	Australian dollar
BRL —	Brazilian real
CLP —	Chilean peso
CNY —	Chinese yuan renminbi
COP —	Colombian peso
EUR —	euro currency
GBP —	Great British pound
HUF —	Hungarian forint
IDR —	Indonesian rupiah
INR —	Indian rupee
JPY —	Japanese yen
MXN —	Mexican peso
MYR —	Malaysian ringgit
PEN —	Peruvian nuevo sol
PLN —	Polish zloty
RUB —	Russian ruble
SEK —	Swedish krona
THB —	Thailand Baht
TRY —	Turkish lira
USD —	U.S. dollar
ZAR —	South African rand

In addition to the above, the fund held the following at 06/30/14:

			Amount of		Amount of	Unrealized
		Currency	Currency	Currency	Currency	Appreciation
		to be	to be	to be	to be	(Depreciation)
Expiration Date	Counterparty	Received	Received	Delivered	Delivered	($)

Forward Foreign Currency Exchange Contracts

07/31/2014	State Street Bank London	AUD	78,500	USD	73,868	731
07/31/2014	Barclays Capital, Inc.	CLP	44,104,000	USD	79,511	2,473
07/31/2014	Barclays Capital, Inc.	CLP	19,751,000	USD	35,607	52
07/31/2014	JPMorgan Chase Bank	CNY	484,000	USD	77,787	(157)
07/31/2014	Barclays Capital, Inc.	CNY	491,000	USD	78,912	(532)
07/31/2014	JPMorgan Chase Bank	INR	7,108,500	USD	117,388	2,753
07/31/2014	State Street Bank London	USD	1,445,840	AUD	1,536,500	(26,990)
07/31/2014	JPMorgan Chase Bank	USD	156,699	CNY	975,000	686
07/31/2014	Barclays Capital, Inc.	USD	117,388	INR	7,108,500	1,444

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(19,540)

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions,

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Forward foreign currency exchange contracts (“forwards”): Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 Laudus Mondrian Global Government Fixed Income Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Government Bonds[1]	$—	$11,288,322	$—	$11,288,322
Supranational	—	309,540	—	309,540
U.S. Government Securities[1]	—	5,830,032	—	5,830,032
Other Investment Company[1]	117,935	—	—	117,935

Total	$117,935	$17,427,894	$—	$17,545,829

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	$8,139	$—	$8,139

Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($27,679)	$—	($27,679)

[1]	As categorized in Portfolio Holdings.
[2]	Forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

The fund invested in forward foreign currency exchange contracts during the period ended June 30, 2014. The fund invested in forwards to hedge part of the fund’s exposure to currencies that were deemed to be overvalued by the sub-adviser.

REG72309JUN14-00

Laudus Trust
Laudus U.S. Large Cap Growth Fund

Portfolio Holdings as of June 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.1%	Common Stock	1,882,987,813	2,183,366,237
0.0%	Other Investment Company	336,873	336,873

99.1%	Total Investments	1,883,324,686	2,183,703,110
0.9%	Other Assets and Liabilities, Net		19,281,180

100.0%	Net Assets		2,202,984,290

	Number	Value
Security	of Shares	($)

Common Stock 99.1% of net assets

Automobiles & Components 1.2%
Delphi Automotive plc	391,314	26,898,924

Capital Goods 7.0%
Eaton Corp. plc	522,840	40,352,791
Emerson Electric Co.	516,352	34,265,119
Precision Castparts Corp.	194,668	49,134,203
Roper Industries, Inc.	125,179	18,277,386
SolarCity Corp. *	174,129	12,293,507

		154,323,006

Commercial & Professional Supplies 0.3%
Verisk Analytics, Inc., Class A *	103,706	6,224,434

Consumer Durables & Apparel 1.1%
NIKE, Inc., Class B	322,769	25,030,736

Consumer Services 5.6%
McDonald’s Corp.	385,318	38,816,935
Starbucks Corp.	491,042	37,996,830
Wynn Resorts Ltd.	223,400	46,368,904

		123,182,669

Diversified Financials 3.5%
Berkshire Hathaway, Inc., Class B *	134,816	17,062,313
Discover Financial Services	464,955	28,817,911
Moody’s Corp.	354,974	31,117,021

		76,997,245

Energy 6.1%
Concho Resources, Inc. *	197,378	28,521,121
FMC Technologies, Inc. *	282,988	17,282,077
Gulfport Energy Corp. *	176,585	11,089,538
Laredo Petroleum, Inc. *	986,508	30,562,018
Schlumberger Ltd.	405,558	47,835,566

		135,290,320

Food, Beverage & Tobacco 1.3%
Mondelez International, Inc., Class A	778,385	29,275,060

Health Care Equipment & Services 2.4%
Abbott Laboratories	969,990	39,672,591
Intuitive Surgical, Inc. *	29,938	12,328,469

		52,001,060

Household & Personal Products 0.6%
The Estee Lauder Cos., Inc., Class A	184,795	13,722,877

Materials 1.4%
Monsanto Co.	243,915	30,425,957

Media 8.6%
Comcast Corp., Class A	656,653	35,249,133
Liberty Global plc, Class A *	973,830	43,062,763
The Walt Disney Co.	475,407	40,761,396
Time, Inc. *	1	21
Twenty-First Century Fox, Inc., Class A	2,013,355	70,769,428

		189,842,741

Pharmaceuticals, Biotechnology & Life Sciences 15.4%
AbbVie, Inc.	1,589,848	89,731,021
Allergan, Inc.	145,957	24,698,844
Biogen Idec, Inc. *	119,311	37,619,951
Gilead Sciences, Inc. *	573,311	47,533,215
Regeneron Pharmaceuticals, Inc. *	193,301	54,601,733
United Therapeutics Corp. *	340,283	30,111,643
Valeant Pharmaceuticals International, Inc. *	427,504	53,916,805

		338,213,212

Retailing 7.4%
Netflix, Inc. *	91,397	40,269,518
The Home Depot, Inc.	256,435	20,760,978
The Priceline Group, Inc. *	41,467	49,884,801
TripAdvisor, Inc. *	476,390	51,764,537

		162,679,834

Software & Services 26.7%
Alliance Data Systems Corp. *	126,887	35,686,969
Autodesk, Inc. *	367,834	20,738,481
Baidu, Inc. ADR *	212,661	39,727,201
Facebook, Inc., Class A *	1,042,732	70,165,436

 1

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Google, Inc., Class A *	215,336	125,900,499
Intuit, Inc.	265,860	21,409,706
LinkedIn Corp., Class A *	307,176	52,671,469
MasterCard, Inc., Class A	219,421	16,120,861
salesforce.com, Inc. *	491,702	28,558,052
Splunk, Inc. *	136,468	7,550,774
Visa, Inc., Class A	334,260	70,431,925
VMware, Inc., Class A *	317,056	30,694,191
Yahoo! Inc. *	1,968,814	69,164,436

		588,820,000

Technology Hardware & Equipment 4.0%
Apple, Inc.	949,461	88,233,411

Telecommunication Services 2.2%
Crown Castle International Corp.	302,012	22,427,411
SoftBank Corp.	342,100	25,494,301

		47,921,712

Transportation 4.3%
American Airlines Group, Inc. *	709,626	30,485,533
Union Pacific Corp.	639,574	63,797,506

		94,283,039

Total Common Stock
(Cost $1,882,987,813)		2,183,366,237

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	336,873	336,873

Total Other Investment Company
(Cost $336,873)		336,873

End of Investments.

At 06/30/14, the tax basis cost of the fund’s investments was $1,888,382,591 and the unrealized appreciation and depreciation were $309,028,495 and ($13,707,976), respectively, with a net unrealized appreciation of $295,320,519.

At 06/30/14, the values of certain foreign securities held by the fund aggregating $25,494,301 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund’s Board of Trustees.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon

2

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (“NAV”) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

 3

 Laudus U.S. Large Cap Growth Fund

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and, therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of June 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$2,135,444,525	$—	$—	$2,135,444,525
Telecommunication Services	22,427,411	25,494,301	—	47,921,712
Other Investment Company[1]	336,873	—	—	336,873

Total	$2,158,208,809	$25,494,301	$—	$2,183,703,110

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

REG60662JUN14

4

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Laudus Trust

By:	/s/ Marie Chandoha
Marie Chandoha
President and Chief Executive Officer

Date:	August 12, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer

Date:	August 12, 2014

By:	/s/ George Pereira George Pereira
Chief Financial Officer

Date:	August 12, 2014